Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2019
Classification of Pre-Payroll Tax and Social Contribution Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2019, December 31, 2018 and December 31, 2017:

	December 31, 2019	December 31, 2018	December 31, 2017

Cost of sales	22	23	12
Selling, general and administrative	46	67	31
Research and development	77	35	18
Total pre-payroll tax and social contribution compensation	145	125	61

Changes in AOCI Attributable to Stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2019, 2018 and 2017:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2016	(47)	2	(170)	544	329
Cumulative tax impact	—	—	42	—	42
December 31, 2016, net of tax	(47)	2	(128)	544	371
OCI before reclassifications	122	(2)	(6)	224	338
Amounts reclassified from AOCI	(30)	—	10	—	(20)
OCI for the year ended December 31, 2017	92	(2)	4	224	318
Cumulative tax impact	—	—	(1)	—	(1)
OCI for the year ended December 31, 2017, net of tax	92	(2)	3	224	317
December 31, 2017	45	—	(166)	768	647
Cumulative tax impact	—	—	41	—	41
December 31, 2017, net of tax	45	—	(125)	768	688
OCI before reclassifications	(83)	(2)	(24)	(87)	(196)
Amounts reclassified from AOCI	(1)	—	11	—	10
OCI for the year ended December 31, 2018	(84)	(2)	(13)	(87)	(186)
Cumulative tax impact	4	—	3	—	7
OCI for the year ended December 31, 2018, net of tax	(80)	(2)	(10)	(87)	(179)
December 31, 2018	(39)	(2)	(179)	681	461
Cumulative tax impact	4	—	44	—	48
December 31, 2018, net of tax	(35)	(2)	(135)	681	509
OCI before reclassifications	(43)	3	(58)	(35)	(133)
Amounts reclassified from AOCI	79	—	14	—	93
OCI for the year ended December 31, 2019	36	3	(44)	(35)	(40)
Cumulative tax impact	(4)	—	10	—	6
OCI for the year ended December 31, 2019, net of tax	32	3	(34)	(35)	(34)
December 31, 2019	(3)	1	(223)	646	421
Cumulative tax impact	—	—	54	—	54
December 31, 2019, net of tax	(3)	1	(169)	646	475

Schedule of Items Reclassified Out of Accumulated Other Comprehensive Income

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2019, 2018 and 2017 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2019	Amounts reclassified from AOCI in the year ended December 31, 2018	Amounts reclassified from AOCI in the year ended December 31, 2017	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	(51)	4	16	Cost of sales
Foreign exchange derivative contracts	(6)	(1)	3	Selling, general and administrative
Foreign exchange derivative contracts	(22)	(2)	11	Research and development
	10	—	—	Income tax benefit (expense)
	(69)	1	30	Net of tax
Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(13)	(10)	(10)	Other components of pension benefit costs
Amortization of prior service cost	(1)	(1)	—	Other components of pension benefit costs
	3	2	2	Income tax benefit (expense)
	(11)	(9)	(8)	Net of tax
Total reclassifications for the year	(80)	(8)	22
Attributable to noncontrolling interest	—	—	—
Attributable to the Company’s stockholders	(80)	(8)	22

Supervisory Board [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans, as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013 to 2019	No options granted

Summary of Nonvested Share Activity

A summary of the options’ activity by plan for the years ended December 31, 2019 and December 31, 2018 is presented below:

Year of grant	Outstanding as of December 31, 2017	Exercised	Expired / Cancelled	Outstanding as of December 31, 2018	Exercised	Expired / Cancelled	Outstanding as of December 31, 2019
2008	16,500	(16,500)	—	—	—	—	—
2009	22,500	(22,500)	—	—	—	—	—
2010	30,000	(7,500)	—	22,500	(22,500)	—	—
2011	52,500	—	—	52,500	(7,500)	—	45,000
2012	65,000	—	—	65,000	—	—	65,000

Employees [Member]
Summary of Grants Under Outstanding Stock Award Plans

The table below summarizes grants under the outstanding stock award plans in 2019 as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
July 26, 2016	2016 Employee Plan	6,621,100	—	(1,628,376)
December 19, 2016	2016 Employee Plan	376,800	—	(53,900)
July 25, 2017	2017 Employee Plan	7,634,475	—	—
December 22, 2017	2017 Employee Plan	347,160	—	—
July 24, 2018	2018 Employee Plan	7,552,410	—	—
December 20, 2018	2018 Employee Plan	443,200	—	—
July 24, 2019	2019 Employee Plan	7,752,940	—	(*)
December 26, 2019	2019 Employee Plan	246,750	—	(*)

(*)	As at December 31, 2019, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

Summary of Nonvested Share Activity

A summary of the unvested share activity by plan for the year ended December 31, 2019 is presented below:

Unvested Shares	Unvested as at December 31, 2018	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2019
2016 Employee Plan	1,804,140	—	(9,706)	—	(1,794,434)	—
2017 Employee Plan	5,268,975	—	(64,290)	—	(2,556,306)	2,648,379
2018 Employee Plan	7,973,580	—	(111,826)	—	(2,663,830)	5,197,924
2019 Employee Plan	—	7,999,690	(22,320)	—	—	7,977,370
Total	15,046,695	7,999,690	(208,142)	—	(7,014,570)	15,823,673